Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 46,904	$ 37,496	$ 37,496
Deemed distributions(1)	(199)		(303)
Participant withdrawals payable	(22)		(49)
Adjustment from contract value to fair value for Plan's interest in Master Trust for fully benefit-responsive investment contracts	(72)		(178)
Net assets available for benefits per Form 5500	46,611		$ 36,966
Net increase	9,408
Deemed distributions(1)	104
Participant withdrawals payable	27
Adjustment from contract value to fair value for Plan's interest in Master Trust for fully benefit-responsive investment contracts	106
Net income per Form 5500	$ 9,645